Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes

12. Income taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, upon any payment of dividends by the Company, no withholding tax is imposed.

Peoples’ Republic of China

The Company’s consolidated subsidiaries in the PRC are governed by the income tax law of the PRC and file separate income tax returns. They are subject to PRC enterprise income tax at 25% on their assessable profits.

Under the new tax law and related implementation rules, a withholding tax is applied on the gross amount of dividends received by the Company from its PRC consolidated subsidiaries after January 1, 2008; however undistributed earnings prior to January 1, 2008 are exempted from withholding tax. The implementation rules provide that the withholding tax rate is 10% or the applicable rate specified in a tax treaty. The Company has not provided for income taxes on accumulated earnings of its PRC subsidiaries as of December 31, 2008 since these earnings are intended to be reinvested indefinitely in the PRC. It is not practicable to estimate the amount of additional taxes that might be payable on such undistributed earnings.

For the years ended December 31, 2010, 2011 and 2012, substantially all of the Group’s income before income taxes was derived from the PRC discontinued operations. Income tax expenses for continuing operation is nil for all the years ended December 2010, 2011 and 2012.

Continuing operations:	2010	2011	2012
Profit/(loss) before tax	$(2,306)	$(3,747)	$(678)
Applicable tax rate	0%	0%	25%

Computed expected tax expense	—	—	(170)
Effect on non-PRC entities not subject to income tax	—	—	167
Valuation allowance	—	—	3

Actual income tax expense	$—	$—	$—

For the year ended December 31, 2010, 2011 and 2012, the Group did not have unrecognized tax benefits, and it does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. No interest and penalties related to unrecognized tax benefits were accrued at the date of initial adoption of FIN 48 and as of December 31, 2011 and 2012.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than US$15 (RMB 100). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion.